Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade and other receivables	₽ 11,576	₽ 7,445
Maximum
Trade and other receivables
Credit terms for receivables	30 days
Financial assets
Trade and other receivables
Trade and other receivables	₽ 11,322	7,192
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 3,044	2,208
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 3,146	4,622
Commissions receivable
Trade and other receivables
Trade and other receivables	127	116
Other receivables
Trade and other receivables
Trade and other receivables	5,005	246
Other receivables | JSC Tochka
Trade and other receivables
Trade and other receivables	4,757
Advances issued
Trade and other receivables
Trade and other receivables	254	253
Gross carrying amount
Trade and other receivables
Trade and other receivables	12,085	7,729
Gross carrying amount | Financial assets
Trade and other receivables
Trade and other receivables	11,831	7,475
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	3,295	2,358
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	3,162	4,639
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	138	135
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	5,236	343
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	254	254
Expected credit loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(509)	(284)
Expected credit loss allowance / Impairment | Financial assets
Trade and other receivables
Trade and other receivables	(509)	(283)
Expected credit loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(251)	(150)
Expected credit loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(16)	(17)
Expected credit loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(11)	(19)
Expected credit loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (231)	(97)
Expected credit loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables		₽ (1)